Share capital and reserves - Ordinary Shares Narrative (Details)								1 Months Ended		12 Months Ended
	Jul. 01, 2022 shares	Aug. 05, 2021 USD ($) shares	Jun. 30, 2021 shares	Jan. 30, 2021 EUR (€) shares	Jan. 30, 2021 USD ($) $ / shares shares	Mar. 13, 2020 EUR (€) shares	Mar. 13, 2020 USD ($) shares	Aug. 31, 2020 EUR (€) shares	Aug. 31, 2020 USD ($) shares	Dec. 31, 2022 EUR (€) shares	Dec. 31, 2022 USD ($) shares $ / shares	Dec. 31, 2021 EUR (€) shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 EUR (€)	Aug. 05, 2021 EUR (€)	Dec. 31, 2020 $ / shares	Aug. 01, 2020 $ / shares
Disclosure of classes of share capital [line items]
Share repurchase programme | $		$ 500,000,000					$ 300,000,000		$ 500,000,000
Proceeds from issuance of Ordinary Shares | €										€ 0		€ 0		€ 600,000
Payments to acquire or redeem entity's shares | €										26,800,000		77,600,000		608,600,000
Share based payment charge | €										€ 8,100,000		5,100,000		€ 9,000,000.0
Shares repurchased, payable | €															€ 3,000,000
Events after Reporting Period
Disclosure of classes of share capital [line items]
Number of shares repurchased (in shares) | shares		135,621
Restricted Shares
Disclosure of classes of share capital [line items]
Number of equity instruments exercised (in shares) | shares										237,800	237,800
Non-Executive Director | Restricted Shares
Disclosure of classes of share capital [line items]
Number of equity instruments exercised (in shares) | shares	24,759		32,140
Ordinary shares
Disclosure of classes of share capital [line items]
Share price (in dollars per share) | $ / shares					$ 25.29						$ 26.23		$ 24.50			$ 21.04	$ 25.50
Costs related to transactions | €						€ 200,000		€ 1,900,000				€ 100,000
Number of shares repurchased (in shares) | shares				507,396	507,396	11,913,682	11,913,682	18,061,952	18,061,952	1,160,547	1,160,547	3,090,082	3,090,082
Payments to acquire or redeem entity's shares				€ 10.5	$ 12.8	€ 217,400,000	$ 250,900,000	€ 389,300,000	$ 460,600,000	€ 26,800,000	$ 30,500,000	€ 67,100,000	$ 75,800,000
Ordinary shares | Non-Executive Director | Restricted Shares
Disclosure of classes of share capital [line items]
Number of equity instruments exercised (in shares) | shares	13,817		24,406